INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	$ 495,000	$ 495,000
Accumulated amortization	(184,438)	(147,144)
Intangible Assets, net	$ 310,562	$ 347,856